RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Aug. 29, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Sep. 09, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Feb. 19, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Nov. 20, 2018 HKD ($)	Nov. 20, 2018 CNY (¥)
Related Party Transaction [Line Items]
Interest receivable	$ 122,000	$ 950,000		$ 624,000
Loans payable outstanding balance										$ 1,808,000
Interest income	159,000	1,237,000		478,000	$ 859,000
Provision for doubtful accounts	1,500,000	11,699,000		18,938,000	22,975,000
Short term loan	189,000					$ 1,478,000		$ 6,000,000		7,259,000		$ 3,875,000		$ 6,000,000
Chan Earthasia Worldwide Holdings Limited [Member]
Related Party Transaction [Line Items]
Loans payable outstanding balance						3,326,000				315,000
Debt default amount	967,000					967,000
Interest income	5,000	40,000		6,000	156,000
Dalian Pengya International Trading Limited [Member]
Related Party Transaction [Line Items]
Loans payable outstanding balance										208,000
Debt default amount						190,000
Interest income	3,000	22,000		186,000	277,000
Debt carrying amount						190,000				208,000
Shanghai Teddy Friends Investment Management Limited [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate																	8.00%	8.00%
Loans payable outstanding balance																	$ 2,819,900	¥ 2,500,000
Debt default amount	280,000						¥ 250,000
Interest income	29,000	228,000		200,000	$ 160,000
Debt carrying amount						280,000	250,000			$ 2,882,000	¥ 2,356,000
Provision for doubtful accounts		2,638,000	¥ 2,356,000
Shanghai Yi Gui Pinpai Management Limited [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate					12.00%				12.00%	12.00%	12.00%		12.00%
Debt default amount						7,555,000	6,749,000
Interest income	$ 122,000	$ 947,000		$ 86,000	$ 67,000
Debt carrying amount					$ 1,366,000	$ 9,661,000	¥ 8,630,000			$ 2,348,000	¥ 1,920,000		¥ 1,150,000
Short term loan | ¥											¥ 10,250,000		¥ 16,913,000
Revolving Credit Facility [Member] | Chan Earthasia Worldwide Holdings Limited [Member]
Related Party Transaction [Line Items]
Revolving loan									$ 6,410,000	$ 50,000,000					$ 6,923,000	$ 54,000,000
Debt instrument interest rate									12.00%	12.00%	12.00%				12.00%	12.00%
Revolving Credit Facility [Member] | Chan Earthasia Worldwide Holdings Limited [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revolving loan																$ 50,000,000